Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities, Noncurrent [Abstract]
Schedule of other long term liabilities
	December 31,
	2022	2021
	U.S. Dollars (in thousands)

Liability for severance pay (A)	1,284	1,266
Deferred revenues related to non-standard warranty (B)	5,060	2,620
Operating lease obligations	2,404	1,914

	8,748	5,800